WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 51.5%
Angola - 1.3%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	410,000	$387,081	(a)

Argentina - 1.8%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	21,020	7,005
Argentine Republic Government International Bond, Senior Notes, Step bond (2.000% to 7/9/22 then 3.875%)	2.000%	1/9/38	378,550	126,406
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	170,000	148,553	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	383,595	150,200	(b)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	151,800	100,833	(b)

Total Argentina				532,997

Armenia - 0.6%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	200,000	192,069	(b)

Bahamas - 0.6%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	200,000	190,202	(b)

Bahrain - 1.4%
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	240,000	239,869	(b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	200,000	179,463	(b)

Total Bahrain				419,332

Chile - 0.6%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	200,000	186,978

Colombia - 1.3%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	200,000	179,850
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	240,000	220,819

Total Colombia				400,669

Costa Rica - 0.6%
Costa Rica Government International Bond, Senior Notes	5.625%	4/30/43	200,000	168,600	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Dominican Republic - 2.6%
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	150,000	$165,376	(b)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	300,000	299,253	(b)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	300,000	323,253	(b)

Total Dominican Republic				787,882

Ecuador - 1.6%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	37,781	20,969	(b)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	158,760	131,574	(b)
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22 then 2.500%)	1.000%	7/31/35	356,052	231,434	(b)
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/22 then 1.500%)	0.500%	7/31/40	190,680	109,283	(b)

Total Ecuador				493,260

Egypt - 3.0%
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	500,000	469,738	(a)
Egypt Government International Bond, Senior Notes	7.300%	9/30/33	200,000	176,184	(b)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000	255,606	(b)

Total Egypt				901,528

El Salvador - 0.4%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	170,000	110,840	(b)

Gabon - 0.6%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	200,000	188,240	(a)

Ghana - 1.5%
Ghana Government International Bond, Senior Notes	6.375%	2/11/27	200,000	165,348	(b)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	265,000	289,857	(b)

Total Ghana				455,205

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Guatemala - 0.7%
Guatemala Government Bond, Senior Notes	4.650%	10/7/41	200,000		$198,000	(b)

Indonesia - 2.1%
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	370,000		438,945	(b)
Indonesia Treasury Bond	8.375%	9/15/26	509,000,000	IDR	40,318
Indonesia Treasury Bond	8.375%	3/15/34	2,098,000,000	IDR	165,233

Total Indonesia					644,496

Ivory Coast - 0.7%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		215,096	(b)

Jamaica - 1.0%
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	210,000		288,855

Jordan - 1.3%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	200,000		210,596	(b)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	200,000		194,140	(b)

Total Jordan					404,736

Kenya - 1.3%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	200,000		209,045	(b)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		190,727	(a)

Total Kenya					399,772

Mexico - 1.6%
Mexican Bonos, Senior Notes	7.750%	11/23/34	3,400,000	MXN	159,599
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	300,000		317,640

Total Mexico					477,239

Nigeria - 1.6%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	200,000		210,281	(b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	300,000		285,873	(a)

Total Nigeria					496,154

Oman - 2.0%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	200,000		202,677	(b)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oman - (continued)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	200,000		$206,012	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	200,000		192,924	(a)

Total Oman					601,613

Panama - 1.4%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	200,000		215,252
Panama Government International Bond, Senior Notes	3.870%	7/23/60	200,000		194,092

Total Panama					409,344

Paraguay - 0.7%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000		220,502	(b)

Peru - 1.8%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	290,000		447,780
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	80,000		80,227

Total Peru					528,007

Philippines - 1.2%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	340,000		373,797

Qatar - 1.8%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		293,840	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	200,000		258,944	(b)

Total Qatar					552,784

Romania - 0.6%
Romanian Government International Bond, Senior Notes	3.000%	2/14/31	180,000		178,468	(a)

Russia - 1.5%
Russian Federal Bond - OFZ	7.700%	3/16/39	13,580,000	RUB	176,287
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	200,000		270,549	(b)

Total Russia					446,836

Senegal - 1.3%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	410,000		391,823	(b)

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 0.8%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	250,000		$229,488

Supranational - 0.2%
European Bank for Reconstruction and Development, Senior Notes	6.450%	12/13/22	994,600,000	IDR	70,815

Turkey - 1.9%
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	200,000		190,127
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	400,000		377,656	(b)

Total Turkey					567,783

Ukraine - 2.8%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/25	200,000		200,916	(b)
Ukraine Government International Bond, Senior Notes	4.375%	1/27/30	150,000	EUR	145,935	(b)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	510,000		481,591	(b)

Total Ukraine					828,442

United Arab Emirates - 2.3%
Abu Dhabi Government International Bond, Senior Notes	3.125%	4/16/30	220,000		237,556	(b)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	200,000		182,854	(b)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	300,000		269,979	(b)

Total United Arab Emirates					690,389

Uruguay - 2.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	300,000		345,798
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	94,000		122,330
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	190,000		243,605

Total Uruguay					711,733

Uzbekistan - 0.6%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	200,000		189,013	(b)

TOTAL SOVEREIGN BONDS (Cost - $15,764,050)					15,530,068

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 43.6%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.0%
IHS Holding Ltd., Senior Notes	5.625%	11/29/26	200,000	$199,550	(b)
Ooredoo International Finance Ltd., Senior Notes	2.625%	4/8/31	200,000	200,624	(b)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	200,000	208,782	(b)

Total Diversified Telecommunication Services				608,956

Wireless Telecommunication Services - 1.9%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	180,000	185,351	(a)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	390,000	381,756	(b)

Total Wireless Telecommunication Services				567,107

TOTAL COMMUNICATION SERVICES				1,176,063

CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 0.7%
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	195,599	(b)

Internet & Direct Marketing Retail - 0.6%
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	181,445	(b)

TOTAL CONSUMER DISCRETIONARY				377,044

ENERGY - 13.6%
Oil, Gas & Consumable Fuels - 13.6%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000	233,890	(b)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	150,000	166,729
Ecopetrol SA, Senior Notes	5.875%	11/2/51	200,000	182,638
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	200,000	201,950	(b)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	229,893	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000	248,104	(b)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000	284,138	(b)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	200,000	195,601	(b)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	300,000	299,464	(b)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	200,000	258,970	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	120,000	126,758
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	340,000	330,456
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	200,000	195,574	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	100,000	91,886

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	95,000	$76,900
Petronas Capital Ltd., Senior Notes	2.480%	1/28/32	400,000	400,684	(a)
Qatar Energy, Senior Notes	3.125%	7/12/41	200,000	201,011	(b)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	200,000	231,918	(a)
YPF SA, Senior Notes	8.500%	7/28/25	200,000	152,500	(a)

TOTAL ENERGY				4,109,064

FINANCIALS - 9.6%
Banks - 5.6%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	150,000	154,816	(b)
Banco General SA, Junior Subordinated Notes (5.250% to 5/7/31 then 10 year Treasury Constant Maturity Rate + 3.665%)	5.250%	5/7/31	200,000	203,051	(b)(c)(d)
BBVA Bancomer SA, Senior Notes	1.875%	9/18/25	200,000	199,393	(b)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	200,000	196,394	(b)(c)(d)
NBK Tier 1 Ltd., Senior Notes (3.625% to 2/24/27 then USD 6 year ICE Swap Rate + 2.875%)	3.625%	8/24/26	230,000	228,285	(b)(c)(d)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	440,000	489,608	(a)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	200,000	210,647	(b)(d)

Total Banks				1,682,194

Capital Markets - 0.6%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	200,000	185,752	(b)

Diversified Financial Services - 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	150,000	151,259
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000	195,500	(a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	270,000	269,991	(b)
REC Ltd., Senior Notes	4.750%	5/19/23	200,000	208,844	(a)

Total Diversified Financial Services				825,594

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.7%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	200,000	$206,442	(b)

TOTAL FINANCIALS				2,899,982

INDUSTRIALS - 2.1%
Construction & Engineering - 0.7%
Hutama Karya Persero PT	3.750%	5/11/30	200,000	214,228	(b)

Transportation Infrastructure - 1.4%
DP World PLC, Senior Notes	4.700%	9/30/49	200,000	216,645	(a)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	200,000	201,577	(b)

Total Transportation Infrastructure				418,222

TOTAL INDUSTRIALS				632,450

MATERIALS - 9.5%
Chemicals - 4.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	217,237	(a)
GC Treasury Center Co. Ltd., Senior Notes	2.980%	3/18/31	200,000	203,798	(b)
OCP SA, Senior Notes	5.125%	6/23/51	250,000	236,307	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	200,000	243,000	(b)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	200,000	197,402
SociedadQuimicayMineradeChile SA, Senior Notes	4.250%	1/22/50	200,000	215,094	(b)

Total Chemicals				1,312,838

Metals & Mining - 3.9%
Fresnillo PLC, Senior Notes	4.250%	10/2/50	290,000	293,467	(b)
Indonesia Asahan Aluminum Persero PT, Senior Notes	6.757%	11/15/48	350,000	448,724	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	100,000	137,961
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	43,000	55,775
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	250,000	239,372	(b)

Total Metals & Mining				1,175,299

Paper & Forest Products - 1.3%
Inversiones CMPC SA, Senior Notes	3.000%	4/6/31	200,000	193,639	(b)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	200,000	186,735

Total Paper & Forest Products				380,374

TOTAL MATERIALS				2,868,511

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	200,000	61,000	(a)

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	200,000	$52,750	(a)
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/8/26	200,000	198,262	(a)

TOTAL REAL ESTATE				312,012

UTILITIES - 2.6%
Electric Utilities - 2.6%
Enel Chile SA, Senior Notes	4.875%	6/12/28	130,000	144,179
Eskom Holdings SOC Ltd.	6.350%	8/10/28	200,000	211,484	(a)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	200,000	205,462	(b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	200,000	222,090	(a)

TOTAL UTILITIES				783,215

TOTAL CORPORATE BONDS & NOTES (Cost - $13,052,435)				13,158,341

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Chinese Yuan, Put @ 6.45CNY	JPMorgan Chase & Co.	3/16/22	320,000	320,000	3,518
U.S. Dollar/Russian Ruble, Put @ 72.15RUB	Bank of America N.A.	12/21/21	350,000	350,000	1,017

TOTAL PURCHASED OPTIONS (Cost - $5,484)					4,535

TOTAL INVESTMENTS - 95.1% (Cost - $28,821,969)					28,692,944
Other Assets in Excess of Liabilities - 4.9%					1,482,333

TOTAL NET ASSETS - 100.0%					$30,175,277

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

CNY	— Chinese Yuan Renminbi
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Chinese Yuan, Call	JPMorgan Chase & Co.	3/16/22	7.00	CNY	320,000	320,000	$(106)
U.S. Dollar/Russian Ruble, Call	Bank of America N.A.	12/21/21	78.00	RUB	350,000	350,000	(1,547)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $5,622)							$(1,653)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

CNY	— Chinese Yuan Renminbi
RUB	— Russian Ruble

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

At November 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	9	3/22	$1,436,778	$1,459,125	$(22,347)

At November 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SAR	3,844,000	USD	1,024,602	Bank of America N.A.	12/15/21	$(27)
USD	43,220	RUB	3,202,408	Bank of America N.A.	12/15/21	127
USD	1,024,411	SAR	3,844,000	Bank of America N.A.	12/15/21	(164)
EUR	263,913	USD	305,797	Goldman Sachs Group Inc.	12/15/21	(6,324)
SAR	2,381,000	USD	634,578	Goldman Sachs Group Inc.	12/15/21	51
USD	504,239	EUR	426,386	Goldman Sachs Group Inc.	12/15/21	20,400
USD	634,527	SAR	2,381,000	Goldman Sachs Group Inc.	12/15/21	(101)
CNY	306,085	USD	47,919	JPMorgan Chase & Co.	12/15/21	60
USD	47,268	CNY	306,085	JPMorgan Chase & Co.	12/15/21	(711)
USD	152,004	RUB	11,303,000	Bank of America N.A.	12/22/21	211
USD	21,212	BRL	119,090	Citibank N.A.	1/14/22	230
USD	188,290	MXN	3,939,000	JPMorgan Chase & Co.	1/14/22	6,226
IDR	2,069,363,000	USD	144,438	JPMorgan Chase & Co.	1/18/22	(654)
USD	428,562	IDR	6,172,585,696	JPMorgan Chase & Co.	1/18/22	(323)

Total						$19,001

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

At November 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT NOVEMBER 30, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chile Government International Bond, 3.240%, due 2/6/28	$500,000	12/20/24	0.618%	1.000% quarterly	$(5,808)	$10,101	$(15,909)
Qatar Government International Bond, 9.750%, due 6/15/30	500,000	12/20/24	0.265%	1.000% quarterly	(11,232)	10,383	(21,615)

Total	$1,000,000				$(17,040)	$20,484	$(37,524)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

13

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

14

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$15,530,068	—	$15,530,068
Corporate Bonds & Notes	—	13,158,341	—	13,158,341
Purchased Options	—	4,535	—	4,535

Total Investments	—	$28,692,944	—	$28,692,944

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$27,305	—	$27,305

Total	—	$28,720,249	—	$28,720,249

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$1,653	—	$1,653
Futures Contracts††	$22,347	—	—	22,347
Forward Foreign Currency Contracts††	—	8,304	—	8,304
Centrally Cleared Credit Default Swaps on Sovereign Issues - Buy Protection††	—	37,524	—	37,524

Total	$22,347	$47,481	—	$69,828

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

15

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended November 30, 2021. The following transactions were effected in such company for the period ended November 30, 2021.

	Affiliate Value at February 28, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,376,643	1,376,643	$1,376,643	1,376,643	—	$2	—	—

16